Income Taxes (Significant Changes Recognized To Deferred Income Tax Assets (Liabilities)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	$ (1,854)	$ (1,908)
Recognized in statement of income	(6)	(39)
Recognized in discontinued operations		4
Recognized on ViaWest divestiture		89
Foreign currency translation adjustments		6
Actuarial gains/losses	(30)	(6)
Deferred tax assets (liabilities), end of period	(1,890)	(1,854)
Property, Plant And Equipment And Software Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(265)	(283)
Recognized in statement of income	(25)	13
Recognized on ViaWest divestiture		5
Deferred tax assets (liabilities), end of period	(290)	(265)
Broadcast Rights, Licences, Customer Relationships, Trademark And Brands [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(1,680)	(1,841)
Recognized in statement of income	(53)	(25)
Recognized in discontinued operations		8
Recognized on ViaWest divestiture		168
Foreign currency translation adjustments		10
Deferred tax assets (liabilities), end of period	(1,733)	(1,680)
Partnership Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	39	56
Recognized in statement of income	(10)	(17)
Deferred tax assets (liabilities), end of period	29	39
Non Capital Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	41	120
Recognized in statement of income		(1)
Recognized in discontinued operations		2
Recognized on ViaWest divestiture		(76)
Foreign currency translation adjustments		(4)
Deferred tax assets (liabilities), end of period	41	41
Accrued Charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	11	40
Recognized in statement of income	82	(9)
Recognized in discontinued operations		(6)
Recognized on ViaWest divestiture		(8)
Actuarial gains/losses	(30)	(6)
Deferred tax assets (liabilities), end of period	$ 63	$ 11